Operating Leases (Details Narrative) - USD ($)	4 Months Ended	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2024	Feb. 16, 2024	Dec. 31, 2023
Operating lease right-of-use asset	$ 356,965	$ 356,965		$ 0
Orlando, FL [Member] | Rotor Riot [Member]
Operating lease right-of-use asset			$ 378,430
Operating lease expense	$ 39,429
Rotor Riot Lease [Member]
Lease description		As identified in Note 3 “Acquisitions”, the acquired businesses, specifically Rotor Riot, has entered into a five-year operating lease for approximately 6,900 square feet of warehouse and office space in Orlando, Florida. The lease commenced in November 2023 and expires in October 2028.